LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Schedule of Discounted Liabilities for Unpaid Claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Duration Insurance Contracts, Discounted Liabilities [Line Items]
Carrying amount of policy and contract claims	$ 260	$ 0
Aggregate amount of discount	21	0
Interest Accretion	0	0
Liability
Short-Duration Insurance Contracts, Discounted Liabilities [Line Items]
Carrying amount of policy and contract claims	183	0
Aggregate amount of discount	16	0
Interest Accretion	$ 0	$ 0
Discount rate	2.00%	0.00%
Other
Short-Duration Insurance Contracts, Discounted Liabilities [Line Items]
Carrying amount of policy and contract claims	$ 77	$ 0
Aggregate amount of discount	5	0
Interest Accretion	$ 0	$ 0
Discount rate	4.00%	0.00%